Acquisition - Acquisition of JA MEMC (Details) ¥ in Thousands, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jun. 24, 2014 CNY (¥)
Acquisition of JA MEMC
Negative goodwill						¥ 4,628
Liabilities
Net revenues				¥ 15,736,876	¥ 13,525,407	¥ 11,295,523
JA MEMC
Acquisition of JA MEMC
Equity interest acquired (as a percent)	50.00%	50.00%
Cash consideration	$ 7.7	¥ 47,400
Equity interest previously owned (in percent)	50.00%	50.00%
Revaluation gain			¥ 3,652
Negative goodwill			4,628
Assets acquired:
Cash and cash equivalents							¥ 8,426
Other current assets							13,260
Property, plant and equipment, net							83,025
Total assets acquired							104,711
Liabilities
Accounts payable							697
Other liabilities							2
Total liabilities assumed							699
Total fair value of net assets							¥ 104,012
Net revenues			¥ 40,996
Total revenue percentage			0.40%